T. ROWE PRICE Retirement 2045 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 3 .6%
T. Rowe Price Funds:
New Income Fund  181,010 87,882 19,869 31,468,629 255,210
U.S. Treasury Long-Term Index
Fund  114,557 50,656 15,551 21,402,778 158,595
International Bond Fund (USD
Hedged)  70,701 44,062 7,424 12,546,173 108,273
Limited Duration Inflation Focused
Bond Fund  80,982 22,913 8,154 20,230,170 95,082
Dynamic Global Bond Fund  46,454 19,168 5,242 7,901,765 59,184
Emerging Markets Bond Fund  — 15,290 433 1,515,393 15,139
High Yield Fund  — 15,604 859 2,450,903 14,632
Total Bond Funds (Cost $ 723,520 ) 706,115
EQUITY FUNDS 94 .7%
T. Rowe Price Funds:
Value Fund  2,636,065 335,495 195,360 58,973,191 3,114,374
Growth Stock Fund  2,482,890 626,205 172,890 26,911,295 2,786,665
International Value Equity Fund  1,490,543 80,208 197,728 64,830,765 1,725,795
Equity Index 500 Fund  1,734,628 78,102 243,865 9,512,820 1,701,083
U.S. Large-Cap Core Fund  1,764,322 178,810 369,281 36,856,277 1,640,841
Overseas Stock Fund  1,397,562 56,664 140,834 89,327,650 1,590,032
Real Assets Fund  1,092,185 71,503 251,874 60,519,137 1,270,297
International Stock Fund  1,171,555 147,688 105,718 55,589,530 1,252,988
Emerging Markets Discovery Stock
Fund  499,368 37,549 82,139 30,529,900 636,854
Mid-Cap Value Fund  549,153 39,628 61,479 17,076,792 608,617
Emerging Markets Stock Fund  430,472 21,826 43,471 11,459,064 579,141
Mid-Cap Growth Fund  598,892 44,504 100,713 5,549,821 561,808
New Horizons Fund (2) 235,857 120,978 28,747 6,082,917 347,517
Small-Cap Value Fund  335,434 38,267 70,085 6,090,474 339,239
Small-Cap Stock Fund  302,818 26,280 30,692 5,406,463 336,715
Total Equity Funds (Cost $ 12,291,581 ) 18,491,966
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  2,172 393,021 392,499 27,523 2,661
Total Other Mutual Funds (Cost $ 2,672 ) 2,661
SHORT-TERM INVESTMENTS 1 .7%
Money Market Funds  1.6%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (3) 212,845 917,639 814,755 315,728,488 315,728

T. ROWE PRICE Retirement 2045 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.7%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.646%,
5/14/26 (4) 18,000,000 17,869
Total Short-Term Investments (Cost $ 333,594 ) 333,597
Total Investments in Securities 100.0%
(Cost $13,351,367) $ 19,534,339
Other Assets Less Liabilities (0.0)% (7,465)
Net Assets 100.0% $ 19,526,874
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2045 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 669 MSCI EAFE Index contracts 3/26 (105,873) $ (5,813)
Short, 213 Russell 2000 E-Mini Index contracts 3/26 (28,059) (779)
Long, 100 S&P 500 E-Mini Index contracts 3/26 34,445 (134)
Net payments (receipts) of variation margin to date 7,331
Variation margin receivable (payable) on open futures contracts $ 605

T. ROWE PRICE Retirement 2045 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (203) $ (1,196) $ 1,607
Emerging Markets Bond Fund  5 282 203
Emerging Markets Discovery Stock Fund  12,158 182,076 29,489
Emerging Markets Stock Fund  4,759 170,314 9,875
Equity Index 500 Fund  144,222 132,218 16,782
Growth Stock Fund  384,273 (149,540) 3,040
High Yield Fund  (1) (113) 447
International Bond Fund (USD Hedged)  (44) 934 2,348
International Stock Fund  96,125 39,463 35,709
International Value Equity Fund  64,586 352,772 53,084
Limited Duration Inflation Focused Bond Fund  62 (659) 3,691
Mid-Cap Growth Fund  35,175 19,125 4,142
Mid-Cap Value Fund  25,320 81,315 11,878
New Horizons Fund  31,213 19,429 —
New Income Fund  (382) 6,187 7,897
Overseas Stock Fund  31,688 276,640 41,355
Real Assets Fund  45,817 358,483 44,799
Small-Cap Stock Fund  24,504 38,309 2,326
Small-Cap Value Fund  35,852 35,623 5,095
Transition Fund  (1,219) (33) 223
U.S. Large-Cap Core Fund  161,778 66,990 19,100
U.S. Treasury Long-Term Index Fund  (1,895) 8,933 4,015
Value Fund  130,313 338,174 44,403
U.S. Treasury Money Fund, 3.76% — (1) 7,417
Totals $ 1,224,106 # $ 1,975,725 $ 348,925 +
# Capital gain distributions from underlying Price funds represented $784,959 of the net realized gain (loss).
+ Investment income comprised $348,925 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2045 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2045 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2045 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2045 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F159-054Q3 02/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 706,115 $ — $ — $ 706,115
Equity Funds 18,491,966 — — 18,491,966
Other Mutual Funds 2,661 — — 2,661
Short-Term Investments 315,728 17,869 — 333,597
Total $ 19,516,470 $ 17,869 $ — $ 19,534,339
Liabilities
Futures Contracts* $ 6,726 $ — $ — $ 6,726
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.